Investment in an Associate (Tables)	12 Months Ended
Dec. 31, 2022
Investment In An Associate Abstract
Schedule of investment in an associate
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Interest in associate	257,346	-
Due from an associate company	698,323	-
	955,669	-

Schedule of quoted market price
Name of Associates	Country of Incorporation	Principal Activities	Paid Up Capital	Percentage Owned
				2022	2021
Greifenberg Digital Limited	Canada	Investment holding	US$2,087,000	23.96% (Direct)	-

Schedule of represents amounts in associate’ financial statements
As at 31 December	2022		2021
	US$		US$
Current assets		85,420	-
Non-current assets		1,656,298	-
Current liabilities		(983,596)	-
Net assets		758,122	-

Group share of net assets		23.96%	-
Year ended 31 December	US$	181,646	-

Revenues, net	US$	90,000	-
Loss after tax	US$	(865,548)	-